PROPERTY AND EQUIPMENT (Details) - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment	$ 29,910	$ 0
Accumulated Depreciation	(4,562)	0
Property and equipment, net	25,348	0
Equipment & Furniture
Property, Plant and Equipment [Line Items]
Property and equipment	16,327	0
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 13,583	$ 0